1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 96.9%

COMMUNICATION SERVICES – 4.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.1%

AT&T, Inc.	31,550	$642,674

Verizon Communications, Inc.	13,300	552,881

		$1,195,555

ENTERTAINMENT – 0.0%**

Warner Bros Discovery, Inc.*	1	15

MEDIA – 1.8%

Omnicom Group, Inc.	8,275	711,567

TOTAL COMMUNICATION SERVICES		$1,907,137

CONSUMER DISCRETIONARY – 4.8%

HOTELS, RESTAURANTS & LEISURE – 3.1%

McDonald’s Corp.	1,750	467,950

Restaurant Brands International, Inc.	1	67

Starbucks Corp.	6,850	747,609

		$1,215,626

SPECIALTY RETAIL – 1.7%

Home Depot, Inc. (The)	2,025	656,444

TOTAL CONSUMER DISCRETIONARY		$1,872,070

CONSUMER STAPLES – 8.2%

BEVERAGES – 1.8%

PepsiCo., Inc.	4,110	702,892

HOUSEHOLD PRODUCTS – 2.4%

Procter & Gamble Co. (The)	6,450	918,351

PERSONAL PRODUCTS – 2.0%

Unilever PLC, ADR	15,100	771,610

TOBACCO – 2.0%

Philip Morris International, Inc.	7,500	781,800

TOTAL CONSUMER STAPLES		$3,174,653

ENERGY – 11.2%

OIL, GAS & CONSUMABLE FUELS – 11.2%

Chevron Corp.	7,450	1,296,449

ConocoPhillips	10,975	1,337,523

Exxon Mobil Corp.	7,500	870,075

Valero Energy Corp.	5,950	833,179

TOTAL ENERGY		$4,337,226

FINANCIALS – 17.8%

BANKS – 5.9%

KeyCorp.	22,500	431,775

Toronto-Dominion Bank (The)	10,200	706,044

U.S. Bancorp	14,675	730,815

United Bankshares, Inc.	10,900	438,180

		$2,306,814

Description	Number of Shares	Value

CAPITAL MARKETS – 4.7%

BlackRock, Inc.	1,040	$789,578

Morgan Stanley	10,700	1,041,431

		$1,831,009

DIVERSIFIED FINANCIAL SERVICES – 3.0%

JPMorgan Chase & Co.	8,175	1,144,173

INSURANCE – 4.2%

MetLife, Inc.	12,800	934,656

Old Republic International Corp.	26,700	704,613

		$1,639,269

TOTAL FINANCIALS		$6,921,265

HEALTH CARE – 12.9%

BIOTECHNOLOGY – 1.5%

Amgen, Inc.	2,375	599,450

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%

Medtronic PLC	5,200	435,188

HEALTH CARE PROVIDERS & SERVICES – 2.2%

CVS Health Corp.	9,775	862,351

PHARMACEUTICALS – 8.1%

Bristol-Myers Squibb Co.	9,425	684,726

Johnson & Johnson	6,300	1,029,546

Merck & Co., Inc.	7,325	786,778

Pfizer, Inc.	14,250	629,280

		$3,130,330

TOTAL HEALTH CARE		$5,027,319

INDUSTRIALS – 10.9%

AEROSPACE & DEFENSE – 3.2%

Lockheed Martin Corp.	2,675	1,239,220

AIR FREIGHT & LOGISTICS – 2.0%

United Parcel Service, Inc.	4,250	787,227

BUILDING PRODUCTS – 2.3%

Johnson Controls International PLC	12,925	899,192

ELECTRICAL EQUIPMENT – 1.7%

nVent Electric PLC	16,850	669,788

MACHINERY – 1.7%

Caterpillar, Inc.	2,550	643,340

TOTAL INDUSTRIALS		$4,238,767

INFORMATION TECHNOLOGY – 10.9%

COMMUNICATIONS EQUIPMENT – 2.5%

Cisco Systems, Inc.	19,450	946,631

IT SERVICES – 1.6%

International Business Machines Corp.	4,650	626,495

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.8%

Broadcom, Inc.	2,650	1,550,276

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Number of Shares	Value

QUALCOMM, Inc.	8,250	$1,098,983

		$2,649,259

TOTAL INFORMATION TECHNOLOGY		$4,222,385

MATERIALS – 4.3%

CHEMICALS – 4.3%

Dow, Inc.	14,900	884,315

Nutrien Ltd.	9,650	798,924

TOTAL MATERIALS		$1,683,239

REAL ESTATE – 5.0%

REAL ESTATE INVESTMENT TRUSTS – 5.0%

AvalonBay Communities, Inc.	3,525	625,476

Crown Castle, Inc.	4,250	629,467

VICI Properties, Inc.	19,700	673,346

TOTAL REAL ESTATE		$1,928,289

UTILITIES – 6.0%

ELECTRIC UTILITIES – 6.0%

American Electric Power Co., Inc.	7,675	721,143

Description	Number of Shares	Value

Duke Energy Corp.	4,650	$476,393

FirstEnergy Corp.	13,850	567,157

NextEra Energy, Inc.	7,400	552,262

TOTAL UTILITIES		$2,316,955

TOTAL COMMON STOCKS (COST $31,385,926)		$37,629,305

MONEY MARKET FUND – 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	1,214,245	1,214,245

TOTAL MONEY MARKET FUND (COST $1,214,245)		$1,214,245

TOTAL INVESTMENTS – 100.0% (COST $32,600,171)		$38,843,550

OTHER ASSETS LESS LIABILITIES – 0.0%**		(12,835)

TOTAL NET ASSETS – 100.0%		$38,830,715

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$37,629,305	$—	$—	$37,629,305

Money Market Fund	1,214,245	—	—	1,214,245

Total	$38,843,550	$—	$—	$38,843,550

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

*	Non-income producing security.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR   American Depositary Receipt

PLC   Public Limited Company

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)